Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Supplement [Text Block]	bf23_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock GNMA Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2015
to the Class K Shares Summary Prospectuses and
Class K Shares Prospectus of the Funds, each dated January 28, 2015

Effective as of October 1, 2015, BlackRock Advisors, LLC has agreed contractually to reduce its management fee for the Funds. Due to certain expense caps, the management fee reduction may not result in a decrease of total annual fund operating expenses after fee waivers and/or reimbursements.

Accordingly, each Fund’s Summary Prospectus and Prospectus is amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock GNMA Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock GNMA Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses[2]	0.67%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.56%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or the Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.52% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$57	$203	$362	$824

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,258% of the average value of its portfolio.

The section entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock Inflation Protected Bond Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Interest Expense	0.02%
Miscellaneous Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.42%
Fee Waivers and/or Expense Reimbursements[1]	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.34%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.32% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$35	$127	$227	$522

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

The section entitled “Fund Overview — Key Facts About BlackRock Investment Grade Bond Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock Investment Grade Bond Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.39%
Interest Expense	0.02%
Miscellaneous Other Expenses	0.37%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses[1]	0.75%
Fee Waivers and/or Expense Reimbursements[2]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.48%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.45% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$213	$390	$905

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf23_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock GNMA Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2015
to the Class K Shares Summary Prospectuses and
Class K Shares Prospectus of the Funds, each dated January 28, 2015

Effective as of October 1, 2015, BlackRock Advisors, LLC has agreed contractually to reduce its management fee for the Funds. Due to certain expense caps, the management fee reduction may not result in a decrease of total annual fund operating expenses after fee waivers and/or reimbursements.

Accordingly, each Fund’s Summary Prospectus and Prospectus is amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock GNMA Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock GNMA Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses[2]	0.67%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.56%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or the Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.52% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$57	$203	$362	$824

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,258% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,258% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1258.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK GNMA PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%	[3]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	203
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 824
BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf23_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock Inflation Protected Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2015
to the Class K Shares Summary Prospectuses and
Class K Shares Prospectus of the Funds, each dated January 28, 2015

Effective as of October 1, 2015, BlackRock Advisors, LLC has agreed contractually to reduce its management fee for the Funds. Due to certain expense caps, the management fee reduction may not result in a decrease of total annual fund operating expenses after fee waivers and/or reimbursements.

Accordingly, each Fund’s Summary Prospectus and Prospectus is amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock Inflation Protected Bond Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock Inflation Protected Bond Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Interest Expense	0.02%
Miscellaneous Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.42%
Fee Waivers and/or Expense Reimbursements[1]	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.34%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.32% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$35	$127	$227	$522

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK INFLATION PROTECTED BOND PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.34%	[4]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	127
5 Years	rr_ExpenseExampleYear05	227
10 Years	rr_ExpenseExampleYear10	$ 522
BLACKROCK INVESTMENT GRADE BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf23_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock Investment Grade Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2015
to the Class K Shares Summary Prospectuses and
Class K Shares Prospectus of the Funds, each dated January 28, 2015

Effective as of October 1, 2015, BlackRock Advisors, LLC has agreed contractually to reduce its management fee for the Funds. Due to certain expense caps, the management fee reduction may not result in a decrease of total annual fund operating expenses after fee waivers and/or reimbursements.

Accordingly, each Fund’s Summary Prospectus and Prospectus is amended as follows:

The section entitled “Fund Overview — Key Facts About BlackRock Investment Grade Bond Portfolio — Fees and Expenses of the Fund” in each of the Summary Prospectus of BlackRock Investment Grade Bond Portfolio and the Prospectus of the Funds is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.39%
Interest Expense	0.02%
Miscellaneous Other Expenses	0.37%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses[1]	0.75%
Fee Waivers and/or Expense Reimbursements[2]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.48%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.45% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$213	$390	$905

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK INVESTMENT GRADE BOND PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[6]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 905

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or the Acquired Fund Fees and Expenses.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.52% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.32% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the Acquired Fund Fees and Expenses.
[6]	As described in the "Management of the Funds" section of the Fund's prospectus on page 39, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.45% of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.